Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
In accordance with Item 402(x) of Regulation S-K, we are providing the following disclosure regarding our policies and practices on the timing of awards of stock options in relation to the disclosure of material nonpublic information. The Compensation Committee generally grants options annually to executives during its first scheduled meeting of the applicable fiscal year. Throughout the year, option awards may be made to new executive hires or in connection with promotions or other changes in employment at the executive level. The Compensation Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation. In addition, during Fiscal 2025, we did not grant options to any NEO during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	The Compensation Committee generally grants options annually to executives during its first scheduled meeting of the applicable fiscal year. Throughout the year, option awards may be made to new executive hires or in connection with promotions or other changes in employment at the executive level.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false